Equity method investments - Schedule of Support Provided to Carl Zeiss SMT GmbH (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Commitment consideration paid	€ 317.5	€ 282.8	€ 275.1
Capital expenditures
Schedule of Equity Method Investments [Line Items]
Commitment consideration paid	203.7	184.1	191.8
R&D costs
Schedule of Equity Method Investments [Line Items]
Commitment consideration paid	96.1	94.2	74.8
Supply chain investments
Schedule of Equity Method Investments [Line Items]
Commitment consideration paid	€ 17.7	€ 4.5	€ 8.5